Share Based Compensation - Exercise price ranges (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2022 Option $ / shares shares	Dec. 31, 2021 Option $ / shares shares	Dec. 31, 2020 Option $ / shares
Share Based Compensation
Number of share options | Option	21,068	37,090	38,373
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 38.55	$ 38.39	$ 39.65
Number of exercisable share option | Option	16,407	28,421
Weighted Average Exercise Price Exercisable	$ 40.19	$ 39.87
Common shares authorized for issuance | shares	27,901	25,037
22.00-23.27
Share Based Compensation
Number of share options | Option	2,658
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 22.65
Number of exercisable share option | Option	1,064
Weighted Average Exercise Price Exercisable	$ 22.65
22.00-23.27 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	22.63
22.00-23.27 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 24.99
23.28-24.99
Share Based Compensation
Number of share options | Option	9
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 29.31
Number of exercisable share option | Option	3
Weighted Average Exercise Price Exercisable	$ 29.34
23.28-24.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	25.00
23.28-24.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 29.99
30.00-34.99
Share Based Compensation
Number of share options | Option	731
Weighted Average Exercise Price	$ 30.30
Number of exercisable share option | Option	718
Weighted Average Exercise Price Exercisable	$ 30.28
30.00-34.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	30.00
30.00-34.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 34.99
35.00-39.99
Share Based Compensation
Number of share options | Option	6,176
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 38.37
Number of exercisable share option | Option	3,255
Weighted Average Exercise Price Exercisable	$ 38.85
35.00-39.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	35.00
35.00-39.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 39.99
40.00-44.99
Share Based Compensation
Number of share options | Option	11,298
Weighted average remaining contractual life	2 years
Weighted Average Exercise Price	$ 42.73
Number of exercisable share option | Option	11,235
Weighted Average Exercise Price Exercisable	$ 42.75
40.00-44.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	40.00
40.00-44.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 44.99
45.00-49.99
Share Based Compensation
Number of share options | Option	101
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 48.05
Number of exercisable share option | Option	44
Weighted Average Exercise Price Exercisable	$ 48.41
45.00-49.99 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	45.00
45.00-49.99 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 49.99
50.00-54.27
Share Based Compensation
Number of share options | Option	95
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 52.78
Number of exercisable share option | Option	88
Weighted Average Exercise Price Exercisable	$ 52.85
50.00-54.27 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	50.00
50.00-54.27 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 54.27